Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Comprehensive Income [Abstract]
Revenues		$ 12,780	$ 11,799	$ 10,939
Cost of sales		8,552	7,687	7,001
Gross profit		4,228	4,112	3,938
Operating expenses:
Selling and marketing expenses		664	638	552
Administrative expenses		840	778	727
Total operating expenses		1,504	1,416	1,279
Operating profit		2,724	2,696	2,659
Other income, net		395	411	513
Finance cost		(24)
Reduction in the fair value of Disposal Group held for sale			(39)	(18)
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale"			(65)
Share in associate's profit/ (loss), including impairment				(11)
Profit before income taxes		3,095	3,003	3,143
Income tax expense		757	803	657
Net profit		2,338	2,200	2,486
Items that will not be reclassified subsequently to profit or loss:
Re-measurements of the net defined benefit liability / asset, net	[1]	(24)	(3)	9
Equity instruments through other comprehensive income, net	[1]	(5)	10	1
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(29)	7	10
Items that will be reclassified subsequently to profit or loss:
Fair valuation of investments, net	[1]	3
Fair value changes on derivatives designated as cash flow hedge, net	[1]	(5)	3	(6)
Foreign currency translation		(720)	(560)	18
Total other comprehensive income that will be reclassified to profit or loss, net of tax		(722)	(557)	12
Total other comprehensive income/(loss), net of tax		(751)	(550)	22
Total comprehensive income		1,587	1,650	2,508
Profit attributable to:
Owners of the company		2,331	2,199	2,486
Non-controlling interests		7	1
Net profit		2,338	2,200	2,486
Total comprehensive income attributable to:
Owners of the company		1,582	1,649	2,508
Non-controlling interests		5	1
Total comprehensive income		$ 1,587	$ 1,650	$ 2,508
Earnings per equity share
Basic (in $ per share)		$ 0.55	$ 0.51	$ 0.55
Diluted (in $ per share)		$ 0.55	$ 0.51	$ 0.55
Weighted average equity shares used in computing earnings per equity share
Basic (in shares)		4,257,754,522	4,347,130,157	4,510,664,644
Diluted (in shares)		4,265,144,228	4,353,420,772	4,515,147,740

[1]	net of taxes